As filed with the Securities and Exchange Commission effective June 17, 2024

    UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

MFS High Yield Municipal Trust
111 Huntington Avenue, Boston, Massachusetts 02199 (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: 617-954-5822
Christopher R. Bohane, Massachusetts Financial Services Company
111 Huntington Avenue, Boston, Massachusetts 02199
(Name and Address of Agent for Service)
under the

Investment Company Act of 1940, as amended

Investment Company Act File No. 811-04992

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended. Such redemption remains subject to the issuance of a formal notice of redemption, which will contain the definitive terms and timetable of redemption.

1.	Title of the class of securities of MFS High Yield Municipal Trust (the "Fund") to be redeemed:

Remarketable Variable Rate MuniFund Term Preferred Shares, Series 2051 (CUSIP # 59318E607) ("RVMTP Shares").

2.	Date on which the securities are to be called or redeemed:

The Fund may redeem the RVMTP Shares on one or more occasions during the period July 18, 2024 to December 31, 2024.

No notices of redemption have yet been distributed, and the redemptions may be effected on a later date, or not at all, due to market conditions or otherwise.

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The RVMTP Shares are to be redeemed pursuant to Section 2.6(c) of the Fund's Statement Establishing and Fixing the Rights and Preferences of Remarketable Variable Rate MuniFund Term Preferred Shares.

4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to redeem up to 90 shares of the outstanding RVMTP Shares, of which there are 600 outstanding shares, but may redeem less.

Notice:

The Fund’s Agreement and Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. This instrument is executed on behalf of the Fund by an officer of the Fund, as an officer of the Fund, and not individually, and the obligations imposed upon the Fund by this instrument, if any, are not binding upon any of the Fund’s officers, trustees or shareholders individually, but are binding only upon the assets and properties of the Fund.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, as amended, the registrant has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 17th day of June 2024.

MFS HIGH YIELD MUNICIPAL TRUST

By:             WILLIAM B. WILSON

Name:     William B. Wilson
Title:          Assistant Secretary and Assistant Clerk

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